Submission	Feb. 26, 2025
Submission [Line Items]
Central Index Key	0001771515
Registrant Name	Grocery Outlet Holding Corp.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES